Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Goodwill

14 Goodwill

Changes in goodwill:
	December 31, 2025	December 31, 2024	December 31, 2023
Balance at the beginning of the period	5,417,134	6,105,020	5,828,691
Acquired in business combination	—	2,851	—
Business combinations adjustment (1)	1,981	—	11,842
Disposal	—	—	—
Exchange rate variation	433,460	(690,737)	264,487
Balance at the end of the period	5,852,575	5,417,134	6,105,020

(1)	Refers to the business combination adjustment for the acquisition of JBS Terminais Ltda

Goodwill represents the positive difference between consideration paid to purchase a business and the net fair value of identifiable assets and liabilities of the acquired entity. Goodwill is recognized as an asset and included in “Goodwill” in the Statement of Financial Position. Goodwill is related to an expectation of future earnings of the acquired subsidiary after assets and liabilities are combined with the Group and cost savings resulting from synergies expected to be achieved upon the integration of the acquired business.

Goodwill is an indefinite lived asset and is required to be tested for impairment annually or whenever there is evidence of a decline in fair value. Assets and liabilities are grouped into CGU’s (Cash generating units) for impairment testing purposes. Any impairment loss is recognized immediately in the statement of income and cannot be reversed.

Upon the sale of a business, the goodwill or corresponding portion of goodwill is included in the calculation of profit or loss on disposal.

For the year ended December 31, 2025 and 2024, the Group tested the recoverability of each CGU group containing goodwill to determine the recoverable amount (value in use or fair value) through discounted cash flow models. The determination of the recoverable amount involves using assumptions, such as revenue growth margins, costs and expenses, capital expenditures, working capital requirements terminal growth and discount rates.

Management projects cash flows for a maximum period of 5 years for the CGU of Brazil Beef and USA Pork, to better reflect the long cycle of each group when it refers to the useful life of the animals used in production. The terminal value was assigned based on an expected growth rate of perpetuity for the CGU groups. The weighted average rate of the cost of capital (WACC), used as the discount rate, was estimated on a post-tax basis based on the historical industry performance for each CGU group and external sources of information regarding market risks.

For the purposes of impairment testing CGUs have been aggregated into the following groups representing the lowest level within the Group at which the goodwill is monitored for internal management purposes and that have significant amounts of goodwill allocated to them:

CGUs	December 31, 2025	December 31, 2024
Brazil Beef	1,648,358	1,464,710
Seara	680,005	602,869
USA Pork	694,534	694,534
Australia Smallgoods	306,082	283,441
Australia Meat	276,876	256,395
PPC - Fresh Poultry	479,404	401,396
PPC - Brands & Snacking	—	262,431
PPC - Fresh Pork/Lamb	168,859	202,512
PPC - Food Service	185,841	173,125
PPC - Meals	—	58,178
PPC - Added Value (1)	349,816	—
Others CGUs without significant goodwill (2)	1,062,800	1,017,543
Total	5,852,575	5,417,134

For the year ended December 31,2025 and 2024, the goodwill impairment test did not indicate impairment loss in any of the CGU groups.

(1)	On August 5, 2025, the indirect subsidiary JBS USA completed the reorganization of its Cash-Generating Units (CGUs), driven by restructuring initiatives at its indirect subsidiary, Pilgrim’s Pride Corporation (“PPC”), in Europe. This reorganization resulted in the redefinition of the structure of the CGUs “PPC - Brands and Snacking” and “PPC - Meals”, which were consolidated into the new CGU “PPC - Added Value”. No impairment loss was recognized for the year ended December 31, 2025 as a result of this reorganization.
(2)	Correspond to 12 Cash-Generating Units (CGUs) which, due to their individually immaterial values, have been grouped under the category ‘Other’.

The Company additionally assessed if its reorganization indicated that any carrying amounts of its non-goodwill intangible assets might not be recoverable. The reorganization did not result in any change in business use for any of the intangible assets and therefore, the Company determined that no indicators were present that required the annual test of the recoverability of the asset group-level carrying amounts of its intangible assets.

The key assumptions used in the estimation of the recoverable amount are set out below.

	December 31, 2025
	Brazil Beef	Seara	USA Pork	Australia Smallgoods	Australia Meat	PPC - Added Value	PPC - Fresh Poultry	PPC - Fresh Pork/ Lamb	PPC - Food Service

Discount rate (pre tax)	14.7%	16.6%	9.4%	8.7%	8.7%	13.5%	13.4%	14.7%	13.7%
Terminal value growth rate	3.6%	3.6%	2.8%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	4.8%	14.4%	2.8%	8.5%	2.3%	2.7%	5.8%	0.8%	1.9%
	December 31, 2024
	Brazil Beef	Seara	USA Pork	Australia Smallgoods	Australia Meat	PPC - Fresh Poultry	PPC - Brands & Snacking	PPC - Fresh Pork/ Lamb	PPC - Food Service	PPC - Meals

Discount rate (pre tax)	14.4%	16.1%	9.5%	8.4%	8.4%	14.5%	14.6%	14.7%	14.8%	14.9%
Terminal value growth rate	3.6%	3.6%	2.5%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	6.2%	14.1%	1.5%	8.8%	2.3%	10.6%	6.1%	4.7%	2.8%	3.4%

Operation	Revenue source	Specific operating costs
Brazil Beef	Sales from the beef operation in Brazil.	Historical performance and price trends of raw materials, especially cattle and international freight.
Seara	Sales from pork, poultry, and prepared foods operations.	Historical performance and price trends of primary raw materials and international freight.
USA Pork	Sales from pork operations.	Historical performance and raw material price trends.
Austrália Smallgoods	Sales from Primo Foods Pty Ltd (pork) and related operations.	Historical performance and hog price trends.
Australia Meat	Sales from beef operations.	Historical performance and raw material price trends.
PPC - Fresh Poultry	Sales from fresh chicken operations.	Historical performance and raw material price trends.
PPC - Brands & Snacking	Sales from private label products and snack food operations.	Historical performance and raw material price trends.
PPC - Fresh Pork/Lamb	Sales from pork, lamb, and value-added operations.	Historical performance and raw material price trends.
PPC - Food Service	Sales from food service operations.	Historical performance and raw material price trends.
PPC - Meals	Sales from frozen entrées.	Historical performance and raw material price trends.